DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 9 –DISCONTINUED OPERATIONS

On April 9, 2025, the Company entered into a share purchase agreement (the “SPA”), by and among the Company, Yaaran Investments Ltd., a company organized under the laws of the State of Israel (“Yaaran”), and NTWO OFF. Pursuant to the SPA, the Company sold 4,200,000 ordinary shares of NTWO OFF, representing 100% of the Company’s shares of NTWO OFF, for total cash consideration of NIS 15 thousand (approximately $4).

The SPA provides customary representations, warranties and covenants by the Company, NTWO OFF and Yaaran, and further provides that all obligations arising under the Stock Exchange Agreement, dated July 11, 2023, between the Company, Yaaran and NTWO OFF, as amended on July 24, 2023 and on August 13, 2023, will be null and void and of no further force and effect.

The transaction was completed during the second quarter of 2025. As a result, the Company ceased consolidating NTWO OFF as of the closing date and has classified its operations as discontinued operations for all periods presented. As of June 30, 2025, no assets or liabilities of the discontinued operations remain on the Company’s consolidated balance sheet. Assets and liabilities of NTWO OFF as of December 31, 2024, were reclassified and presented on a single line under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, based on their historical carrying amounts. No remeasurement to fair value was applied to these balances in prior periods, as the held-for-sale criteria was not met at that time.

The Company recognized a gain on disposal of approximately $44, which is presented in the consolidated statements of operations for the six and three months ended June 30, 2025, under the caption “Income from discontinued operations”.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 9 –DISCONTINUED OPERATIONS (continued)

In addition, the Company reported a net cash outflow of approximately $25 within investing activities related to the disposal of NTWO OFF, primarily reflecting the derecognition of approximately $29 of cash and cash equivalents held by NTWO OFF at the time of sale, partially offset by $4 in cash proceeds received.